Schedule of balances of sendas deconsolidated from CBD (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 8,274	R$ 8,711
Trade receivable, net	831	686
Other receivable	294	365
Inventories, net	5,257	6,536
Recoverable taxes	1,743	1,199
Derivative financial instruments	19
Other current assets	251	251
Total current assets	17,872	17,857
Related parties	517	154
Recoverable taxes	2,410	3,100
Restricted deposits for legal proceedings	731	563
Investments in associates	1,254	1,250
Property and equipment, net	16,344	19,888	R$ 24,290
Intangible assets, net	5,753	6,164	6,236
Total non-current assets	31,571	35,654
Total assets	49,443	53,511
Trade payable, net	10,078	11,424
Payroll and related taxes	808	897
Taxes installment and contributions payable	580	585
Borrowings and financing	1,470	2,309
Lease liabilities	895	947
Deferred revenue	383	297
Financing of property and equipment	182	100
Other current liabilities	893	677
Total current liabilities	16,550	18,699
Borrowings and financing	7,582	6,842
Lease liabilities	5,223	7,427
Provision for contingencies	1,442	1,385	1,305
Deferred revenue	65	19
Deferred income tax and social contribution	935	1,034
Other non-current liabilities	328	291
Total non-current liabilities	16,513	18,005
Net assets	16,380	16,807	R$ 13,548	R$ 13,159
Total liabilities and shareholders’ equity	R$ 49,443	53,511
Sendas Distribuidora S A [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		3,532
Trade receivable, net		182
Other receivable		34
Inventories, net		3,739
Recoverable taxes		768
Derivative financial instruments		57
Other current assets		36
Total current assets		8,348
Related parties		178
Recoverable taxes		866
Restricted deposits for legal proceedings		134
Financial instruments		11
Investments in associates		769
Property and equipment, net		7,477
Intangible assets, net		1,038
Total non-current assets		10,473
Total assets		18,821
Trade payable, net		5,057
Payroll and related taxes		371
Taxes installment and contributions payable		528
Borrowings and financing		2,119
Lease liabilities		172
Deferred revenue		227
Financing of property and equipment		34
Other current liabilities		153
Total current liabilities		8,661
Borrowings and financing		5,711
Lease liabilities		2,604
Related parties		41
Provision for contingencies		281
Deferred revenue		1
Deferred income tax and social contribution		82
Other non-current liabilities		8
Total non-current liabilities		8,728
Total liabilities		17,389
Net assets		1,432
Total liabilities and shareholders’ equity		R$ 18,821